Shareholder Report, Holdings (Details)	May 31, 2026
C000072749 | Top10HoldingUnited Kingdom GiltBNY-BSQNRD0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000072749 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000072749 | Top10HoldingGovernment of MalaysiaBNY-B60JS37
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072749 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072749 | Top10HoldingU.S. Treasury NotesBNY-91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072749 | Top10HoldingGovernment of New ZealandBNY-BQB71W0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000072749 | Top10HoldingRepublic of FranceBNY-BN7QFJ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072749 | Top10HoldingGovernment of RomaniaBNY-BNQQH23
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072749 | Top10HoldingBundesrepublik Deutschland BundesanleiheBNY-BQFM6Q0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072749 | Top10HoldingRepublic of South KoreaBNY-BVPLB56
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000072749 | Other0BNY-BVK8516
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000072749 | 0BNY-B60JS37
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000072749 | 0BNY-BP4YGN7
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000072749 | 0BNY-07134WAN3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000072749 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000072749 | 0BNY-35564UBQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072749 | 0BNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072749 | 0BNY-88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072749 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072749 | 0BNY-BVK8516
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000072750 | Top10HoldingUnited Kingdom GiltBNY-BSQNRD0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000072750 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000072750 | Top10HoldingGovernment of MalaysiaBNY-B60JS37
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072750 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072750 | Top10HoldingU.S. Treasury NotesBNY-91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072750 | Top10HoldingGovernment of New ZealandBNY-BQB71W0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000072750 | Top10HoldingRepublic of FranceBNY-BN7QFJ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072750 | Top10HoldingGovernment of RomaniaBNY-BNQQH23
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072750 | Top10HoldingBundesrepublik Deutschland BundesanleiheBNY-BQFM6Q0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072750 | Top10HoldingRepublic of South KoreaBNY-BVPLB56
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000072750 | Other0BNY-BVK8516
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000072750 | 0BNY-B60JS37
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000072750 | 0BNY-BP4YGN7
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000072750 | 0BNY-07134WAN3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000072750 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000072750 | 0BNY-35564UBQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072750 | 0BNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072750 | 0BNY-88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072750 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072750 | 0BNY-BVK8516
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000169957 | Top10HoldingUnited Kingdom GiltBNY-BSQNRD0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169957 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169957 | Top10HoldingGovernment of MalaysiaBNY-B60JS37
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169957 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169957 | Top10HoldingU.S. Treasury NotesBNY-91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169957 | Top10HoldingGovernment of New ZealandBNY-BQB71W0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169957 | Top10HoldingRepublic of FranceBNY-BN7QFJ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169957 | Top10HoldingGovernment of RomaniaBNY-BNQQH23
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169957 | Top10HoldingBundesrepublik Deutschland BundesanleiheBNY-BQFM6Q0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169957 | Top10HoldingRepublic of South KoreaBNY-BVPLB56
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169957 | Other0BNY-BVK8516
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000169957 | 0BNY-B60JS37
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000169957 | 0BNY-BP4YGN7
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000169957 | 0BNY-07134WAN3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169957 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169957 | 0BNY-35564UBQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169957 | 0BNY-BL5697992
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169957 | 0BNY-88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169957 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169957 | 0BNY-BVK8516
Holdings [Line Items]
Percent of Net Asset Value	0.10%